UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central and Eastern Europe Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central and Eastern Europe Fund, Inc.

Schedule of Investments                                                                                   as of July 31, 2018 (Unaudited)

	Shares	Value ($)
Russia 56.1%
Common Stocks
Banks 10.9%
Sberbank of Russia PJSC	2,400,000	8,264,177
Sberbank of Russia PJSC (ADR)	840,000	11,835,600
VTB Bank PJSC (GDR) (Registered)	650,000	1,014,000
		21,113,777
Capital Markets 0.8%
Moscow Exchange MICEX-RTS PJSC	930,000	1,535,158

Diversified Telecommunication Services 1.5%
Rostelecom PJSC	2,500,000	2,816,620

Food & Staples Retailing 2.1%
Magnit PJSC (GDR) (Registered)	249,755	4,100,977

Metals & Mining 11.3%
Alrosa PJSC	3,120,000	4,864,195
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	200,000	1,934,000
MMC Norilsk Nickel PJSC (ADR)	440,000	7,612,000
Novolipetsk Steel PJSC (GDR)	40,000	1,034,400
Polyus PJSC (GDR) (Registered)	70,468	2,501,614
Severstal PJSC (GDR) (Registered)	245,000	3,998,400
		21,944,609
Oil, Gas & Consumable Fuels 25.9%
Gazprom Neft PJSC (ADR)	2,116	55,482
Gazprom PAO (ADR)	3,200,000	14,458,657
Lukoil PJSC (ADR)	220,000	15,763,000
Novatek PJSC (GDR) (Registered)	64,440	10,252,404
Rosneft Oil Co PJSC (GDR) (Registered)	357,997	2,362,780
Tatneft PAO (ADR)	102,548	7,075,812
		49,968,135
Specialty Retail 0.5%
Detsky Mir PJSC	650,000	935,454

Wireless Telecommunication Services 1.8%
Mobile Telesystems PJSC (ADR)	400,000	3,528,000

Preferred Stocks
Oil, Gas & Consumable Fuels 1.3%
Surgutneftegas PJSC (Cost $2,813,276)	4,600,000	2,547,057
Total Russia (Cost $75,961,829)		108,489,787

Poland 17.5%
Common Stocks
Banks 5.9%
Alior Bank SA*	70,000	1,390,317
Bank Pekao SA†	180,371	5,515,473
Bank Zachodni WBK SA	8,934	895,891
Powszechna Kasa Oszczednosci Bank Polski SA*	320,717	3,656,268
		11,457,949
Chemicals 0.7%
Ciech SA	94,765	1,441,761

Diversified Telecommunication Services 1.2%
Orange Polska SA*	1,719,456	2,340,995

Electric Utilities 1.2%
PGE Polska Grupa Energetyczna SA*	867,719	2,331,915

Insurance 1.4%
Powszechny Zaklad Ubezpieczen SA	231,735	2,660,853

Media 1.1%
Cyfrowy Polsat SA*	315,000	2,046,148

	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.4%
Polski Koncern Naftowy ORLEN SA	270,731	6,856,723
Polskie Gornictwo Naftowe i Gazownictwo SA	1,120,000	1,690,196
		8,546,919
Paper & Forest Products 0.7%
Pfleiderer Group SA†	123,360	1,315,282

Software 0.3%
Asseco Poland SA	40,000	504,347

Wireless Telecommunication Services 0.6%
PLAY Communications SA 144A	210,000	1,228,607
Total Poland (Cost $35,366,029)		33,874,776

Hungary 6.1%
Common Stocks
Banks 1.3%
OTP Bank PLC	66,478	2,500,831

Diversified Telecommunication Services 0.7%
Magyar Telekom Telecommunications PLC (ADR)	909,194	1,312,437

Oil, Gas & Consumable Fuels 2.8%
MOL Hungarian Oil & Gas PLC	558,336	5,478,951

Pharmaceuticals 1.3%
Richter Gedeon Nyrt	132,703	2,399,325
Total Hungary (Cost $10,614,746)		11,691,544

Czech Republic 4.3%
Common Stocks
Banks 2.9%
Komercni banka AS	95,000	4,122,977
Moneta Money Bank AS 144A	451,988	1,549,461
		5,672,438
Electric Utilities 1.4%
CEZ AS	100,000	2,623,640
Total Czech Republic (Cost $8,423,085)		8,296,078

Turkey 2.0%
Common Stocks
Banks 2.0%
Akbank Turk AS	1,750,000	2,577,251
Turkiye Garanti Bankasi AS	900,000	1,303,445
Total Turkey (Cost $4,457,139)		3,880,696

Austria 1.2%
Common Stocks
Banks 1.2%
Erste Group Bank AG	25,000	1,080,803
Raiffeisen Bank International AG	39,211	1,308,531
Total Austria (Cost $2,492,384)		2,389,334

Moldova 0.6%
Common Stocks
Beverages 0.6%
Purcari Wineries PLC* (Cost $1,182,772)	250,000	1,134,382

Netherlands 0.4%
Common Stocks
Hotels, Restaurants & Leisure 0.4%
DP Eurasia NV 144A* (Cost $906,929) (a)	346,853	707,659

Kazakhstan 0.3%
Common Stocks
Metals & Mining 0.3%
Altyn PLC* (Cost $1,824,442)	50,000,000	606,430
	Shares	Value ($)
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (Cost $1,006,276) (b) (c)	1,006,276	1,006,276

Cash Equivalents 10.4%
DWS Central Cash Management Government Fund, 1.86% (Cost $20,082,985) (c)	20,082,985	20,082,985

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $162,318,616)	99.4	192,159,947
Other Assets and Liabilities, Net	0.6	1,071,294
Net Assets	100.0	193,231,241

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 07/31/2018	Value ($) at 07/31/2018
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.81% (b) (c)
3,499,900	40,256,738	42,750,362	-	-	52,461	-	1,006,276	1,006,276
Cash Equivalents 10.4%
DWS Central Cash Management Government Fund, 1.86% (c)
7,621,962	113,641,629	101,180,606	-	-	219,873	-	20,082,985	20,082,985
11,121,862	153,898,367	143,930,968	-	-	272,334	-	21,089,261	21,089,261

*		Non-income producing security.
†		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2018 amounted to $970,525, which is 0.5% of net assets.
(a)		DP Eurasia serves customers in Turkey, Russia, Azerbaijan and Georgia.
(b)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A	:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	:	American Depositary Receipt
GDR	:	Global Depositary Receipt
PJSC	:	Public Joint Stock Company
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Russia	$108,489,787	$—	$—	$108,489,787
Poland	33,874,776	—	—	33,874,776
Hungary	11,691,544	—	—	11,691,544
Czech Republic	8,296,078	—	—	8,296,078
Turkey	3,880,696	—	—	3,880,696
Austria	2,389,334	—	—	2,389,334
Moldova	1,134,382	—	—	1,134,382
Netherlands	707,659	—	—	707,659
Kazakhstan	606,430	—	—	606,430
Short-Term Instruments (d)	21,089,261	—	—	21,089,261
Total	$192,159,947	$—	$—	$192,159,947

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central and Eastern Europe Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018